Donoghue Forlines Risk Managed Innovation ETF
Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.9%
Communications - 11.7%
Airbnb, Inc. - Class A (a)(d)	5,382	$644,064
Alphabet, Inc. - Class A (a)	17,633	1,892,726
Expedia Group, Inc. (a)	4,311	405,062
GoDaddy, Inc. - Class A (a)	5,684	430,165
Match Group, Inc. (a)	9,903	365,421
Sirius XM Holdings, Inc. (d)	103,959	395,044
Trade Desk, Inc. - Class A (a)(d)	9,577	616,184
VeriSign, Inc. (a)	2,558	567,364
Zillow Group, Inc. - Class C (a)(d)	9,720	423,209
		5,739,239
Consumer Discretionary - 2.6%
eBay, Inc. (d)	11,602	538,681
Etsy, Inc. (a)(d)	3,868	390,784
Whirlpool Corp.	2,579	360,002
		1,289,467
Consumer Staples - 1.0%
Clorox Co. (d)	3,014	499,179
Energy - 0.9%
Enphase Energy, Inc. (a)	2,640	433,488
Health Care - 24.0%
AbbVie, Inc.	7,149	1,080,357
Amgen, Inc.	3,696	886,079
Bristol-Myers Squibb Co.	13,221	882,766
Exelixis, Inc. (a)	17,711	324,111
Gilead Sciences, Inc.	10,138	833,445
Halozyme Therapeutics, Inc. (a)	7,138	229,344
Hologic, Inc. (a)	6,095	524,231
Incyte Corp. (a)	6,257	465,583
Jazz Pharmaceuticals PLC (a)	2,764	388,259
Johnson & Johnson	7,547	1,235,444
Lantheus Holdings, Inc. (a)(d)	3,764	321,634
Merck & Co., Inc.	10,030	1,158,164
Neurocrine Biosciences, Inc. (a)	3,946	398,704
Pfizer, Inc.	24,109	937,599
Regeneron Pharmaceuticals, Inc. (a)	965	773,727
Royalty Pharma PLC - Class A	12,421	436,598
Vertex Pharmaceuticals, Inc. (a)	2,546	867,499
		11,743,544
Industrials - 0.7%
Cognex Corp.	7,633	364,018
Technology - 59.0% (c)
Adobe, Inc. (a)	2,845	1,074,158
Akamai Technologies, Inc. (a)(d)	5,568	456,409
ANSYS, Inc. (a)	1,695	532,094
Apple, Inc.	13,749	2,332,930
Atlassian Corp. - Class A (a)(d)	3,325	490,970
Autodesk, Inc. (a)	3,234	629,951
Bentley Systems, Inc. - Class B	10,216	434,793
Broadcom, Inc.	1,805	1,130,833
Cadence Design Systems, Inc. (a)	3,500	733,075
Cirrus Logic, Inc. (a)(d)	3,018	258,914
Cisco Systems, Inc. (d)	20,258	957,191
Crowdstrike Holdings, Inc. - Class A (a)	4,573	548,989
Datadog, Inc. - Class A (a)	6,853	461,755
DocuSign, Inc. (a)	7,194	355,671
Dropbox, Inc. - Class A (a)	15,321	311,629
Dynatrace, Inc. (a)	10,149	429,100
F5, Inc. (a)	2,680	360,085
FactSet Research Systems, Inc.	1,105	454,918
Fair Isaac Corp. (a)	702	511,021
Fortinet, Inc. (a)	10,926	688,884
HP, Inc.	18,062	536,622
HubSpot, Inc. (a)(d)	1,286	541,342
International Business Machines Corp.	6,446	814,839
Intuit, Inc.	2,063	915,869
Jack Henry & Associates, Inc. (d)	2,556	417,497
Lattice Semiconductor Corp. (a)	5,040	401,688
Manhattan Associates, Inc. (a)	2,770	458,934
Microchip Technology, Inc.	7,804	569,614
Motorola Solutions, Inc.	2,373	691,492
MSCI, Inc.	1,147	553,370
Palantir Technologies, Inc. - Class A (a)	57,519	445,772
Palo Alto Networks, Inc. (a)(d)	3,705	676,014
Paylocity Holding Corp. (a)	2,090	403,976
PayPal Holdings, Inc. (a)	10,110	768,360
PTC, Inc. (a)	3,516	442,278
Pure Storage, Inc. - Class A (a)	13,934	318,113
Qorvo, Inc. (a)	3,988	367,215
Salesforce, Inc. (a)	5,509	1,092,820
ServiceNow, Inc. (a)(d)	1,827	839,360
Snowflake, Inc. - Class A (a)	4,117	609,645
Splunk, Inc. (a)(d)	4,618	398,256
SPS Commerce, Inc. (a)	1,984	292,243
Synopsys, Inc. (a)	1,887	700,681
Tenable Holdings, Inc. (a)	6,143	227,230
Veeva Systems, Inc. - Class A (a)	3,176	568,758
Workday, Inc. - Class A (a)(d)	3,274	609,422
Zoom Video Communications, Inc. - Class A (a)	6,457	396,654
ZoomInfo Technologies, Inc. (a)(d)	15,978	350,078
Zscaler, Inc. (a)(d)	3,798	342,200
		28,903,712
TOTAL COMMON STOCKS (Cost $50,756,552)		48,972,647

MONEY MARKET FUND - 0.1%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 4.73% (b)	71,541	71,541
TOTAL MONEY MARKET FUND (Cost $71,541)		71,541

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.2%
Investment Company - 17.2%
Mount Vernon Liquid Asset Portfolio, LLC, 5.03% (b)	8,445,193	8,445,193
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $8,445,193)		8,445,193

Total Investments (Cost $59,273,286) - 117.2%		57,489,381
Liabilities in Excess of Other Assets - (17.2)%		(8,456,770)
TOTAL NET ASSETS - 100.0%		$49,032,611

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of April 30, 2023.
(c)  The amount represents investments in a particular sector.  Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the Underlying Index is concentrated.

(d) All or a portion of this security was out on loan at April 30, 2023. Total loaned securities had a market value of $8,277,086 as of April 30, 2023.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Donoghue Forlines Risk Managed Innovation ETF
Summary of Fair Value Disclosure at April 30, 2023 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2023:

Donoghue Forlines Risk Managed Innovation ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$5,739,239	$-	$-	$5,739,239
Consumer Discretionary	1,289,467	-	-	1,289,467
Consumer Staples	499,179	-	-	499,179
Energy	433,488	-	-	433,488
Health Care	11,743,544	-	-	11,743,544
Industrials	364,018	-	-	364,018
Technology	28,903,712	-	-	28,903,712
Total Common Stocks	48,972,647	-	-	48,972,647
Money Market Fund	71,541	-	-	71,541
Investment Purchased with the Cash Proceeds From Securities Lending	8,445,193	-	-	8,445,193
Total Investments	$57,489,381	$-	$-	$57,489,381

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.